SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Real Return Fund (the “Fund”)

Jay N. Mueller, CFA has announced his intention to retire from Wells Capital Management Incorporated on October 31, 2021. He will continue to serve as a portfolio manager of the Fund until October 31, 2021. After October 31, 2021, all references to Jay N. Mueller, CFA in the Fund’s prospectuses are hereby removed.

Effective June 30, 2021, Michal Stanczyk is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2014
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016
Michael Bradshaw, CFA, Portfolio Manager / 2014
Christian L. Chan, CFA, Portfolio Manager / 2014
Jay N. Mueller, CFA[2], Portfolio Manager / 2005
Garth B. Newport, CFA, Portfolio Manager / 2019
Michael Schueller, CFA, Portfolio Manager / 2020
Michal Stanczyk, Portfolio Manager / 2021

1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.
2.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Michal Stanczyk Real Return Portfolio

Mr. Stanczyk joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager in the Fixed Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2015.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Michal Stanczyk[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.62B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	4
	Total Assets Managed	$1.25B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$118.51M

Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on June 30, 2021. The information presented for this Fund is as of May 31, 2020, at which time they were not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Michal Stanczyk	Real Return Fund	$0[1]
1.	This portoflio manager was added to the Fund on June 30, 2021. The information presented for this Fund is as of May 31, 2020, at which time they were not a manager of the Fund.

June 30, 2021	xx